Organization, Business Operations and Basis of Presentation - Proposed Business Combination (Details)			3 Months Ended	8 Months Ended
	Dec. 18, 2020 USD ($) D $ / shares shares	Jul. 16, 2020 shares	Mar. 31, 2021 USD ($) D $ / shares shares	Dec. 31, 2020 USD ($) D $ / shares shares	Dec. 10, 2020	Aug. 14, 2020	Jul. 30, 2020
Business Acquisition [Line Items]
Percentage of controlling financial interest acquired					100.00%	100.00%	100.00%
Reference price (in dollars per share) | $ / shares				$ 10.00
Deerfield Healthcare Technology Acquisitions Corp
Business Acquisition [Line Items]
Minimum net tangible assets			$ 5,000,001	$ 5,000,001
Price per share | $ / shares			$ 10.00	$ 10.00
Class A common stock | Second Earnout Period | Deerfield Healthcare Technology Acquisitions Corp
Business Acquisition [Line Items]
Earnout period (in months)			24 months	24 months
CareMax | Class A common stock | First Earnout Period | Deerfield Healthcare Technology Acquisitions Corp
Business Acquisition [Line Items]
Earnout shares, Share Price Trigger | $ / shares			$ 12.50	$ 12.50
Proposed Business Combination | Deerfield Healthcare Technology Acquisitions Corp
Business Acquisition [Line Items]
Maximum amount of cash available to the Company in the aggregate, including amounts held in the Trust Account			$ 50,000,000	$ 50,000,000
Minimum net tangible assets				5,000,001
Minimum net tangible assets			5,000,001
Proposed Business Combination | CareMax | Deerfield Healthcare Technology Acquisitions Corp
Business Acquisition [Line Items]
Percentage of controlling financial interest acquired	100.00%
Cash consideration, Base amount used for calculation	$ 364,000,000
Cash consideration, multiplying factor used for determination (as a percent)	68.00%
Adjustment Escrow Amounts			$ 500,000	$ 500,000
Adjustment Escrow Amounts in cash (as a percent)			68.00%	68.00%
Proposed Business Combination | CareMax | First Earnout Period | Deerfield Healthcare Technology Acquisitions Corp
Business Acquisition [Line Items]
Earnout shares issuable (in shares) | shares			1,750,000	1,750,000
Proposed Business Combination | CareMax | Second Earnout Period | Deerfield Healthcare Technology Acquisitions Corp
Business Acquisition [Line Items]
Earnout shares issuable (in shares) | shares			1,750,000	1,750,000
Proposed Business Combination | CareMax | Class A common stock | Deerfield Healthcare Technology Acquisitions Corp
Business Acquisition [Line Items]
Consideration in shares, Base amount used for calculation	$ 364,000,000
Consideration in shares, multiplying factor used for determination (as a percent)	32.00%
Reference price (in dollars per share) | $ / shares	$ 10
Adjustment Escrow Amounts in shares (as a percent)			32.00%	32.00%
Authorized earnout shares (in shares) | shares			3,500,000	3,500,000
Proposed Business Combination | CareMax | Class A common stock | Second Earnout Period | Deerfield Healthcare Technology Acquisitions Corp
Business Acquisition [Line Items]
Earnout shares, Share Price Trigger | $ / shares			$ 15.00	$ 15.00
Proposed Business Combination | CareMax | Class A common stock | If the $12.50 Share Price Trigger is not satisfied but the $15.00 Share Price Trigger is satisfied | Deerfield Healthcare Technology Acquisitions Corp
Business Acquisition [Line Items]
Shares issued (in share) | shares			3,500,000	3,500,000
Proposed Business Combination | IMC | Deerfield Healthcare Technology Acquisitions Corp
Business Acquisition [Line Items]
Percentage of controlling financial interest acquired	100.00%
Cash consideration, Base amount used for calculation	$ 250,000,000
Cash consideration, multiplying factor used for determination (as a percent)	45.00%
Adjustment Escrow Amounts			$ 1,000,000	$ 1,000,000
Adjustment Escrow Amounts in cash (as a percent)			45.00%	45.00%
Proposed Business Combination | IMC | First Earnout Period | Deerfield Healthcare Technology Acquisitions Corp
Business Acquisition [Line Items]
Earnout shares issuable (in shares) | shares			1,450,000	1,450,000
Proposed Business Combination | IMC | Second Earnout Period | Deerfield Healthcare Technology Acquisitions Corp
Business Acquisition [Line Items]
Earnout shares issuable (in shares) | shares			1,450,000	1,450,000
Proposed Business Combination | IMC | Class A common stock | Deerfield Healthcare Technology Acquisitions Corp
Business Acquisition [Line Items]
Consideration in shares, Base amount used for calculation	$ 250,000,000
Consideration in shares, multiplying factor used for determination (as a percent)	55.00%
Reference price (in dollars per share) | $ / shares	$ 10
Adjustment Escrow Amounts in shares (as a percent)			55.00%	55.00%
Authorized earnout shares (in shares) | shares			2,900,000	2,900,000
Earnout period (in months)			12 months	12 months
Proposed Business Combination | IMC | Class A common stock | First Earnout Period | Deerfield Healthcare Technology Acquisitions Corp
Business Acquisition [Line Items]
Earnout shares, Share Price Trigger | $ / shares			$ 12.50	$ 12.50
Earnout shares, threshold trading days | D			20	20
Earnout shares, threshold trading period			30 days	30 days
Proposed Business Combination | IMC | Class A common stock | Second Earnout Period | Deerfield Healthcare Technology Acquisitions Corp
Business Acquisition [Line Items]
Earnout shares, Share Price Trigger | $ / shares			$ 15.00	$ 15.00
Earnout shares, threshold trading days | D			20	20
Earnout shares, threshold trading period			30 days	30 days
Proposed Business Combination | IMC | Class A common stock | If the $12.50 Share Price Trigger is not satisfied but the $15.00 Share Price Trigger is satisfied | Deerfield Healthcare Technology Acquisitions Corp
Business Acquisition [Line Items]
Shares issued (in share) | shares			2,900,000	2,900,000
Lock-up Agreement | Class A common stock | Deerfield Healthcare Technology Acquisitions Corp
Business Acquisition [Line Items]
Lock-up period, one	6 months
Lock-up period, two	9 months
Lock-up period, three	12 months
Share price trigger to not transfer the Company's common stock | $ / shares	$ 12.50
Threshold trading day period to not transfer the Company's common stock	30 days
Threshold Minimum Calendar Days after Closing Of Business Combination To Not Transfer Company's Common Stock | D	150
Subscription Agreements | Class A common stock | Deerfield Healthcare Technology Acquisitions Corp
Business Acquisition [Line Items]
Number of shares agreed to be issued | shares	30,500,000
Price per share | $ / shares	$ 10.00
Aggregate purchase price	$ 305,000,000
Deerfield Subscription Agreements | Class A common stock | Deerfield Healthcare Technology Acquisitions Corp
Business Acquisition [Line Items]
Number of shares agreed to be issued | shares	10,000,000
Price per share | $ / shares	$ 10.00
Aggregate purchase price	$ 100,000,000
Consent and Waiver Letter | Class A common stock | Minimum | Deerfield Healthcare Technology Acquisitions Corp
Business Acquisition [Line Items]
Number of shares issued upon conversion of Class B Common Stock | shares		1